Stockholders' Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Summary of outstanding stock warrants and option
Number of Shares, Outstanding, Beginning Balance	39,839,000	49,704,952	55,326,595
Number of Shares, Granted	1,215,000	2,150,000	25,520,414
Number of Shares, Exercised	(200,000)	(6,790,952)	(3,235,048)
Number of Shares, Cancelled	(7,450,000)	(5,225,000)	(27,907,009)
Number of Shares, Outstanding, Ending Balance	33,404,000	39,839,000	49,704,952
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.47	$ 0.48	$ 0.75
Weighted Average Exercise Price, Granted	0.27	0.58	0.43
Weighted Average Exercise Price, Exercised	(0.25)	(0.36)	(0.41)
Weighted Average Exercise Price, Cancelled	(0.36)	(0.55)	(0.93)
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.46	$ 0.47	$ 0.48